PREPAID EXPENSES (Tables)	9 Months Ended
Sep. 30, 2019
Notes to Financial Statements
Prepaid expenses
	September 30, 2019	December 31, 2018
	$	$

Market Registration Fees	-	8,751
Legal Retainer	2,284	13,460

	2,284	22,211